Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial liabilities - undiscounted (audited) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	£ 244,717	£ 213,986
Cash collateral and settlement balances, undiscounted	85,549	67,704
Repurchase agreements and other similar secured lending, undiscounted	10,519	2,132
Debt securities in issue, undiscounted	29,770	34,041
Subordinated liabilities, undiscounted	36,583	45,960
Trading portfolio liabilities, undiscounted	46,139	35,212
Financial liabilities designated at fair value, undiscounted	257,471	212,237
Derivative financial instruments, undiscounted	300,631	228,965
Other financial liabilities, undiscounted	2,943	2,871
Total financial liabilities, undiscounted cash flows	1,014,322	843,108
On demand [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	181,455	158,218
Cash collateral and settlement balances, undiscounted	1,944	3,077
Repurchase agreements and other similar secured lending, undiscounted	4	7
Debt securities in issue, undiscounted	0	0
Subordinated liabilities, undiscounted	0	0
Trading portfolio liabilities, undiscounted	46,139	35,212
Financial liabilities designated at fair value, undiscounted	15,555	13,952
Derivative financial instruments, undiscounted	299,637	228,338
Other financial liabilities, undiscounted	70	217
Total financial liabilities, undiscounted cash flows	544,804	439,021
Not more than three months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	39,409	39,844
Cash collateral and settlement balances, undiscounted	83,605	64,614
Repurchase agreements and other similar secured lending, undiscounted	2,545	1,491
Debt securities in issue, undiscounted	12,226	12,473
Subordinated liabilities, undiscounted	3,716	207
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	172,282	128,203
Derivative financial instruments, undiscounted	4	0
Other financial liabilities, undiscounted	2,076	1,388
Total financial liabilities, undiscounted cash flows	315,863	248,220
Over three months but not more than six months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	13,975	7,138
Cash collateral and settlement balances, undiscounted	0	13
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	3,818	4,627
Subordinated liabilities, undiscounted	3,342	845
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	8,684	11,020
Derivative financial instruments, undiscounted	50	0
Other financial liabilities, undiscounted	19	19
Total financial liabilities, undiscounted cash flows	29,888	23,662
Over six months and not later than nine months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	5,949	5,457
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	5,629	6,332
Subordinated liabilities, undiscounted	703	1,302
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	7,998	10,597
Derivative financial instruments, undiscounted	0	8
Other financial liabilities, undiscounted	39	34
Total financial liabilities, undiscounted cash flows	20,318	23,730
Later than one year and not later than two years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	1,686	1,648
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	3,729	0
Debt securities in issue, undiscounted	2,799	3,229
Subordinated liabilities, undiscounted	8,845	18,750
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	15,599	13,500
Derivative financial instruments, undiscounted	133	79
Other financial liabilities, undiscounted	313	819
Total financial liabilities, undiscounted cash flows	33,104	38,025
Over three years but not more than five years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	600	532
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	4,087	485
Debt securities in issue, undiscounted	2,923	3,582
Subordinated liabilities, undiscounted	6,555	9,875
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	8,586	8,054
Derivative financial instruments, undiscounted	175	45
Other financial liabilities, undiscounted	113	99
Total financial liabilities, undiscounted cash flows	23,039	22,672
Over five years and not later than ten years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	1,258	554
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	2,098	3,508
Subordinated liabilities, undiscounted	6,922	6,364
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	8,369	7,519
Derivative financial instruments, undiscounted	190	99
Other financial liabilities, undiscounted	227	197
Total financial liabilities, undiscounted cash flows	19,064	18,241
Over ten years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	385	595
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	154	149
Debt securities in issue, undiscounted	277	290
Subordinated liabilities, undiscounted	6,500	8,617
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	20,398	19,392
Derivative financial instruments, undiscounted	442	396
Other financial liabilities, undiscounted	86	98
Total financial liabilities, undiscounted cash flows	£ 28,242	£ 29,537